Distribution Date:	06/17/22	CSAIL 2015-C3 Commercial Mortgage Trust
Determination Date:	06/13/22
Next Distribution Date:	07/15/22
Record Date:	05/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-C03

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse First Boston Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue, 5th Floor | New York, NY 10010 | United States
		Master Servicer	Midland Loan Services
Additional Information	5
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-20	Operating Advisor	Pentalpha Surveillance LLC
Principal Prepayment Detail	21		Don Simon	(203) 660-6100
Historical Detail	22		375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	23	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	24		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	25			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	26
		Controlling Class	RREF II CMBS AIV, L.P.
Modified Loan Detail	27	Representative
Historical Liquidated Loan Detail	28		-
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12635FAQ7	1.716700%	60,509,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12635FAR5	3.032600%	148,324,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12635FAS3	3.446500%	200,000,000.00	188,367,488.08	0.00	541,007.12	0.00	0.00	541,007.12	188,367,488.08	36.56%	30.00%
A-4	12635FAT1	3.718200%	502,390,000.00	502,390,000.00	0.00	1,556,655.42	0.00	0.00	1,556,655.42	502,390,000.00	36.56%	30.00%
A-SB	12635FAU8	3.448100%	82,627,000.00	49,851,040.95	1,485,590.18	143,242.81	0.00	0.00	1,628,832.99	48,365,450.77	36.56%	30.00%
A-S	12635FAX2	4.053200%	86,962,000.00	86,962,000.00	0.00	293,728.65	0.00	0.00	293,728.65	86,962,000.00	29.09%	23.88%
B	12635FAY0	4.262353%	86,961,000.00	86,961,000.00	0.00	308,882.07	0.00	0.00	308,882.07	86,961,000.00	21.63%	17.75%
C	12635FAZ7	4.512353%	63,891,000.00	63,891,000.00	0.00	240,248.96	0.00	0.00	240,248.96	63,891,000.00	16.15%	13.25%
D	12635FBA1	3.512353%	72,764,000.00	72,764,000.00	0.00	212,977.38	0.00	0.00	212,977.38	72,764,000.00	9.90%	8.13%
E	12635FAG9	3.220000%	35,495,000.00	35,495,000.00	0.00	95,244.92	0.00	0.00	95,244.92	35,495,000.00	6.85%	5.63%
F	12635FAJ3	3.220000%	14,197,000.00	14,197,000.00	0.00	38,095.28	0.00	0.00	38,095.28	14,197,000.00	5.63%	4.63%
NR*	12635FAL8	3.220000%	65,666,014.00	65,641,580.74	0.00	110,774.83	0.00	0.00	110,774.83	65,641,580.74	0.00%	0.00%
Z	12635FBE3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12635FAN4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,419,786,014.00	1,166,520,109.77	1,485,590.18	3,540,857.44	0.00	0.00	5,026,447.62	1,165,034,519.59

X-A	12635FAV6	0.837064%	1,080,812,000.00	827,570,529.03	0.00	577,274.69	0.00	0.00	577,274.69	826,084,938.85
X-B	12635FAW4	0.250000%	86,961,000.00	86,961,000.00	0.00	18,116.88	0.00	0.00	18,116.88	86,961,000.00
X-D	12635FBB9	1.000000%	72,764,000.00	72,764,000.00	0.00	60,636.67	0.00	0.00	60,636.67	72,764,000.00
X-E	12635FAA2	1.292353%	35,495,000.00	35,495,000.00	0.00	38,226.73	0.00	0.00	38,226.73	35,495,000.00
X-F	12635FAC8	1.292353%	14,197,000.00	14,197,000.00	0.00	15,289.61	0.00	0.00	15,289.61	14,197,000.00
X-NR	12635FAE4	1.292353%	65,666,014.00	65,641,580.74	0.00	70,693.42	0.00	0.00	70,693.42	65,641,580.74
Notional SubTotal			1,355,895,014.00	1,102,629,109.77	0.00	780,238.00	0.00	0.00	780,238.00	1,101,143,519.59

Deal Distribution Total					1,485,590.18	4,321,095.44	0.00	0.00	5,806,685.62

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12635FAQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12635FAR5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12635FAS3	941.83744040	0.00000000	2.70503560	0.00000000	0.00000000	0.00000000	0.00000000	2.70503560	941.83744040
A-4	12635FAT1	1,000.00000000	0.00000000	3.09850001	0.00000000	0.00000000	0.00000000	0.00000000	3.09850001	1,000.00000000
A-SB	12635FAU8	603.32628499	17.97947620	1.73360778	0.00000000	0.00000000	0.00000000	0.00000000	19.71308398	585.34680879
A-S	12635FAX2	1,000.00000000	0.00000000	3.37766668	0.00000000	0.00000000	0.00000000	0.00000000	3.37766668	1,000.00000000
B	12635FAY0	1,000.00000000	0.00000000	3.55196088	0.00000000	0.00000000	0.00000000	0.00000000	3.55196088	1,000.00000000
C	12635FAZ7	1,000.00000000	0.00000000	3.76029425	0.00000000	0.00000000	0.00000000	0.00000000	3.76029425	1,000.00000000
D	12635FBA1	1,000.00000000	0.00000000	2.92696086	0.00000000	0.00000000	0.00000000	0.00000000	2.92696086	1,000.00000000
E	12635FAG9	1,000.00000000	0.00000000	2.68333343	0.00000000	0.00000000	0.00000000	0.00000000	2.68333343	1,000.00000000
F	12635FAJ3	1,000.00000000	0.00000000	2.68333310	0.00000000	0.00000000	0.00000000	0.00000000	2.68333310	1,000.00000000
NR	12635FAL8	999.62791620	0.00000000	1.68694311	0.99539177	54.66384179	0.00000000	0.00000000	1.68694311	999.62791620
Z	12635FBE3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12635FAN4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12635FAV6	765.69332042	0.00000000	0.53411203	0.00000000	0.00000000	0.00000000	0.00000000	0.53411203	764.31880739
X-B	12635FAW4	1,000.00000000	0.00000000	0.20833339	0.00000000	0.00000000	0.00000000	0.00000000	0.20833339	1,000.00000000
X-D	12635FBB9	1,000.00000000	0.00000000	0.83333338	0.00000000	0.00000000	0.00000000	0.00000000	0.83333338	1,000.00000000
X-E	12635FAA2	1,000.00000000	0.00000000	1.07696098	0.00000000	0.00000000	0.00000000	0.00000000	1.07696098	1,000.00000000
X-F	12635FAC8	1,000.00000000	0.00000000	1.07696063	0.00000000	0.00000000	0.00000000	0.00000000	1.07696063	1,000.00000000
X-NR	12635FAE4	999.62791620	0.00000000	1.07656024	0.00000000	0.00000000	0.00000000	0.00000000	1.07656024	999.62791620

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	05/01/22 - 05/30/22	30	0.00	541,007.12	0.00	541,007.12	0.00	0.00	0.00	541,007.12	0.00
A-4	05/01/22 - 05/30/22	30	0.00	1,556,655.42	0.00	1,556,655.42	0.00	0.00	0.00	1,556,655.42	0.00
A-SB	05/01/22 - 05/30/22	30	0.00	143,242.81	0.00	143,242.81	0.00	0.00	0.00	143,242.81	0.00
X-A	05/01/22 - 05/30/22	30	0.00	577,274.69	0.00	577,274.69	0.00	0.00	0.00	577,274.69	0.00
X-B	05/01/22 - 05/30/22	30	0.00	18,116.88	0.00	18,116.88	0.00	0.00	0.00	18,116.88	0.00
X-D	05/01/22 - 05/30/22	30	0.00	60,636.67	0.00	60,636.67	0.00	0.00	0.00	60,636.67	0.00
X-E	05/01/22 - 05/30/22	30	0.00	38,226.73	0.00	38,226.73	0.00	0.00	0.00	38,226.73	0.00
X-F	05/01/22 - 05/30/22	30	0.00	15,289.61	0.00	15,289.61	0.00	0.00	0.00	15,289.61	0.00
X-NR	05/01/22 - 05/30/22	30	0.00	70,693.42	0.00	70,693.42	0.00	0.00	0.00	70,693.42	0.00
A-S	05/01/22 - 05/30/22	30	0.00	293,728.65	0.00	293,728.65	0.00	0.00	0.00	293,728.65	0.00
B	05/01/22 - 05/30/22	30	0.00	308,882.07	0.00	308,882.07	0.00	0.00	0.00	308,882.07	0.00
C	05/01/22 - 05/30/22	30	0.00	240,248.96	0.00	240,248.96	0.00	0.00	0.00	240,248.96	0.00
D	05/01/22 - 05/30/22	30	0.00	212,977.38	0.00	212,977.38	0.00	0.00	0.00	212,977.38	0.00
E	05/01/22 - 05/30/22	30	0.00	95,244.92	0.00	95,244.92	0.00	0.00	0.00	95,244.92	0.00
F	05/01/22 - 05/30/22	30	0.00	38,095.28	0.00	38,095.28	0.00	0.00	0.00	38,095.28	0.00
NR	05/01/22 - 05/30/22	30	3,514,761.91	176,138.24	0.00	176,138.24	65,363.41	0.00	0.00	110,774.83	3,589,556.60
Totals			3,514,761.91	4,386,458.85	0.00	4,386,458.85	65,363.41	0.00	0.00	4,321,095.44	3,589,556.60

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 31

	Additional Information
Total Available Distribution Amount (1)	5,806,685.62
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,399,620.41	Master Servicing Fee	7,837.67
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,214.41
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	502.25
ARD Interest	0.00	Operating Advisor Fee	1,607.21
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,399,620.41	Total Fees	13,161.54

Principal		Expenses/Reimbursements
Scheduled Principal	1,485,590.18	Reimbursement for Interest on Advances	144.49
Unscheduled Principal Collections		ASER Amount	86,977.16
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(26,994.35)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	5,236.12
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,485,590.18	Total Expenses/Reimbursements	65,363.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,321,095.44
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,485,590.18
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,806,685.62
Total Funds Collected	5,885,210.59	Total Funds Distributed	5,885,210.58

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,166,520,109.77	1,166,520,109.77	Beginning Certificate Balance	1,166,520,109.77
(-) Scheduled Principal Collections	1,485,590.18	1,485,590.18	(-) Principal Distributions	1,485,590.18
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,165,034,519.59	1,165,034,519.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,168,070,173.91	1,168,070,173.91	Ending Certificate Balance	1,165,034,519.59
Ending Actual Collateral Balance	1,166,639,511.36	1,166,639,511.36

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.51%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP
4,999,999 or less	20	53,582,807.63	4.60%	36	4.5732	2.378888	1.25 or less	11	153,838,638.76	13.20%	37	4.7633	0.588240
5,000,000 to 9,999,999	24	175,592,866.01	15.07%	37	4.5521	1.851445	1.26 to 1.50	13	126,592,595.20	10.87%	35	4.3270	1.342234
10,000,000 to 19,999,999	18	266,026,643.00	22.83%	36	4.5475	1.753338	1.51 to 1.75	17	176,233,780.67	15.13%	37	4.5392	1.603887
20,000,000 to 24,999,999	3	68,066,897.15	5.84%	36	4.5865	0.411782	1.76 to 2.00	16	399,637,014.80	34.30%	36	4.1180	1.871227
25,000,000 to 49,999,999	5	169,761,718.92	14.57%	36	4.2627	1.587972	2.01 to 2.25	5	119,463,500.64	10.25%	34	4.2139	2.199728
50,000,000 or greater	4	319,412,062.25	27.42%	35	4.0148	1.926442	2.26 to 2.50	3	18,928,112.53	1.62%	37	4.7337	2.281868
Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495	2.51 to 2.75	1	14,165,562.28	1.22%	38	4.8331	2.560000
							2.76 to 3.50	3	17,688,803.39	1.52%	37	4.5168	2.945803
							3.51 to 4.00	0	0.00	0.00%	0	0.0000	0.000000
							4.01 and greater	5	25,894,986.69	2.22%	36	4.0453	5.665403
							Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 31

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	15	112,591,524.63	9.66%	37	4.7090	NAP	Wisconsin	4	13,331,274.26	1.14%	37	4.4065	1.756070
Alabama	8	28,673,801.27	2.46%	37	4.5441	2.044129	Totals	118	1,165,034,519.59	100.00%	36	4.3797	1.708495
Arizona	4	62,865,484.39	5.40%	37	4.3651	1.986476
									Property Type³
Arkansas	1	2,729,652.50	0.23%	37	4.7000	1.540000
California	15	164,581,884.14	14.13%	37	4.6481	1.535230		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Colorado	1	1,242,638.72	0.11%	37	5.0300	1.450000		Properties	Balance	Agg. Bal.			DSCR¹
Connecticut	2	41,162,162.00	3.53%	33	3.8000	1.270000	Defeased	15	112,591,524.63	9.66%	37	4.7090	NAP
Florida	8	72,085,292.62	6.19%	36	4.4302	1.768305	Industrial	6	54,790,781.25	4.70%	37	4.6084	1.623507
Georgia	3	20,731,325.61	1.78%	37	4.7802	1.765244	Lodging	12	192,622,705.39	16.53%	35	4.3978	2.042397
Illinois	4	31,766,432.73	2.73%	36	4.3532	1.801022	Mobile Home Park	1	3,798,886.71	0.33%	37	4.7950	1.700000
Kansas	1	2,393,695.82	0.21%	37	4.7000	1.540000	Multi-Family	20	127,597,635.34	10.95%	36	4.5465	1.451290
Louisiana	1	2,939,626.85	0.25%	37	4.7000	1.540000	Office	10	210,359,143.07	18.06%	38	4.3440	1.716365
Maryland	5	103,700,798.88	8.90%	33	3.8640	1.818677	Other	6	5,355,726.15	0.46%	35	4.6197	1.490376
Massachusetts	2	108,691,128.18	9.33%	38	4.0910	1.930000	Retail	37	432,700,396.75	37.14%	36	4.2287	1.561722
Michigan	8	23,393,569.38	2.01%	37	4.6859	1.392120	Self Storage	11	25,217,720.30	2.16%	37	4.2066	4.486523
New Hampshire	1	100,000,000.00	8.58%	37	4.1080	1.830000	Totals	118	1,165,034,519.59	100.00%	36	4.3797	1.708495
New Jersey	4	31,354,845.46	2.69%	37	4.7923	1.701006
New York	6	97,247,639.30	8.35%	33	4.3185	1.720614
North Carolina	2	8,448,119.86	0.73%	36	4.4390	1.639188
North Dakota	1	1,524,636.73	0.13%	37	4.4065	1.756070
Ohio	7	28,436,981.68	2.44%	35	4.3624	1.900608
Pennsylvania	5	26,576,243.11	2.28%	37	4.6761	1.671044
South Carolina	1	2,030,000.00	0.17%	35	4.6830	1.510000
Texas	8	73,866,866.14	6.34%	37	4.5471	1.739976
Virginia	1	2,668,895.33	0.23%	37	4.7500	1.280000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP
	4.0000% or less	8	152,662,162.00	13.10%	33	3.8086	2.084871	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0001% to 4.2500%	8	294,629,794.11	25.29%	36	4.1008	2.004545	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2501% to 4.5000%	15	201,483,825.71	17.29%	36	4.3282	1.979398	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 4.7500%	22	235,853,021.46	20.24%	37	4.6240	1.245921	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7501% to 5.0000%	18	134,812,782.88	11.57%	37	4.8422	1.434882	49 months or greater	74	1,052,442,994.96	90.34%	36	4.3445	1.740652
	5.0001% or greater	3	33,001,408.80	2.83%	37	5.0683	1.119537	Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495
	Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP
	60 months or less	74	1,052,442,994.96	90.34%	36	4.3445	1.740652	Interest Only	41	681,583,047.01	58.50%	35	4.2693	1.763728
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	336 months or less	33	370,859,947.95	31.83%	37	4.4828	1.698242
	Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495	337 to 356 months	0	0.00	0.00%	0	0.0000	0.000000
								357 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	112,591,524.63	9.66%	37	4.7090	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		8	105,558,526.93	9.06%	32	4.2532	1.935932	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	65	924,762,261.38	79.38%	36	4.3505	1.763829	Totals	0	0.00	0.00%	0	0.0000	0.000000
	12 to 24 months	1	22,122,206.65	1.90%	35	4.5300	(0.160000)
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	88	1,165,034,519.59	100.00%	36	4.3797	1.708495
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
01A1	30295765	OF	Boston	MA	Actual/360	4.091%	324,862.54	247,374.02	0.00	08/06/25	04/06/29	--	92,216,790.27	91,969,416.25	06/06/22
01A2	30295804	OF	Boston	MA	Actual/360	4.091%	59,065.92	44,977.09	0.00	08/06/25	04/06/29	--	16,766,689.02	16,721,711.93	06/06/22
03A1	30295712	RT	Manchester	NH	Actual/360	4.108%	353,744.44	0.00	0.00	N/A	07/01/25	--	100,000,000.00	100,000,000.00	06/01/22
04A1-2	30309761	RT	Wheaton	MD	Actual/360	3.800%	53,849.53	0.00	0.00	N/A	03/01/25	--	16,456,562.37	16,456,562.37	06/01/22
04A2	30309822	RT	Wheaton	MD	Actual/360	3.800%	253,409.55	0.00	0.00	N/A	03/01/25	--	77,442,646.00	77,442,646.00	06/01/22
04B1-2	30309821	RT	Wheaton	MD	Actual/360	3.800%	1,778.25	0.00	0.00	N/A	03/01/25	--	543,437.63	543,437.63	06/01/22
04B2	30309823	RT	Wheaton	MD	Actual/360	3.800%	8,368.23	0.00	0.00	N/A	03/01/25	--	2,557,354.00	2,557,354.00	06/01/22
05A1	30309764	LO	Phoenix	AZ	Actual/360	4.275%	174,652.12	56,587.64	0.00	N/A	07/06/25	--	47,446,620.86	47,390,033.22	06/06/22
06A3	30309757	LO	New York	NY	Actual/360	4.021%	173,130.69	0.00	0.00	N/A	11/06/24	--	50,000,000.00	50,000,000.00	06/06/22
07A2	30309758	RT	Trumbull	CT	Actual/360	3.800%	130,888.89	0.00	0.00	N/A	03/01/25	--	40,000,000.00	40,000,000.00	06/01/22
07B2	30309904	RT	Trumbull	CT	Actual/360	3.800%	3,802.85	0.00	0.00	N/A	03/01/25	--	1,162,162.00	1,162,162.00	06/01/22
8	30309798	MF	Destin	FL	Actual/360	4.270%	106,807.27	41,126.17	0.00	N/A	06/06/25	--	29,047,833.76	29,006,707.59	06/06/22
9	30309799	OF	Encino	CA	Actual/360	4.580%	105,499.53	35,149.16	0.00	N/A	08/06/25	--	26,750,127.27	26,714,978.11	06/06/22
10	30309765	RT	New York	NY	Actual/360	4.610%	105,793.10	0.00	0.00	N/A	08/06/25	--	26,650,000.00	26,650,000.00	06/06/22
11	30309752	MF	Various	FL	Actual/360	4.890%	103,025.87	34,805.09	0.00	N/A	07/06/25	--	24,466,859.04	24,432,053.95	06/06/22
12	30309800	LO	San Diego	CA	Actual/360	4.530%	86,459.59	42,183.17	0.00	N/A	05/05/25	--	22,164,389.82	22,122,206.65	06/05/22
14	30309766	IN	Chicago	IL	Actual/360	4.300%	79,784.37	34,530.93	0.00	N/A	06/06/25	--	21,547,167.48	21,512,636.55	06/01/22
15	30309802	MF	Various	Various	Actual/360	4.370%	72,046.25	32,941.33	0.00	N/A	03/06/25	--	19,145,677.04	19,112,735.71	06/06/22
16	30295790	OF	Birmingham	AL	Actual/360	4.697%	76,373.26	29,915.46	0.00	N/A	07/06/25	--	18,880,983.12	18,851,067.66	06/06/22
17	30309760	LO	Mill Valley	CA	Actual/360	5.048%	72,503.75	28,706.81	0.00	N/A	07/06/25	--	16,677,805.39	16,649,098.58	06/06/22
18	30309755	RT	Hollywood	CA	Actual/360	4.740%	70,933.84	25,459.44	0.00	N/A	07/06/25	--	17,378,646.13	17,353,186.69	06/06/22
19	30309803	OF	Encino	CA	Actual/360	4.580%	69,821.51	23,262.35	0.00	N/A	08/06/25	--	17,703,720.62	17,680,458.27	06/06/22
20	30309804	OF	Syracuse	NY	Actual/360	4.640%	66,562.28	26,530.77	0.00	N/A	08/06/25	--	16,659,080.49	16,632,549.72	06/06/22
21	30309767	MF	New Braunfels	TX	Actual/360	4.700%	67,596.33	24,658.96	0.00	N/A	07/06/25	--	16,701,906.81	16,677,247.85	06/06/22
22A3	30295893	RT	Various	Various	Actual/360	4.407%	63,230.06	22,816.53	0.00	N/A	07/06/25	--	16,663,667.98	16,640,851.45	02/06/20
23	30295729	IN	Shafter	CA	Actual/360	5.093%	66,382.84	25,848.65	0.00	N/A	07/06/25	--	15,135,520.15	15,109,671.50	06/06/22
24A2	30309762	MF	Houston	TX	Actual/360	4.250%	54,148.07	29,481.71	0.00	N/A	05/06/25	--	14,795,677.49	14,766,195.78	06/06/22
26A1	30295828	LO	Cape May	NJ	Actual/360	4.833%	59,059.66	25,207.21	0.00	N/A	08/06/25	--	14,190,769.49	14,165,562.28	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30309769	OF	Fresno	CA	Actual/360	5.132%	53,503.36	31,196.46	0.00	N/A	08/06/25	--	12,106,963.67	12,075,767.21	06/06/22
28	30309805	MF	Atlanta	GA	Actual/360	4.630%	53,113.60	19,936.71	0.00	N/A	07/05/25	--	13,321,880.76	13,301,944.05	06/05/22
29	30309770	OF	Stafford	TX	Actual/360	4.370%	46,165.76	23,692.89	0.00	N/A	07/06/25	--	12,268,158.90	12,244,466.01	06/06/22
30	30295789	LO	McAllen	TX	Actual/360	4.850%	49,940.87	21,299.98	0.00	N/A	07/06/25	--	11,957,167.37	11,935,867.39	01/06/19
31	30295702	RT	Burleson	TX	Actual/360	4.311%	36,879.55	28,542.95	0.00	N/A	07/06/25	--	9,933,403.10	9,904,860.15	06/06/22
32	30309771	RT	Phoenix	AZ	Actual/360	4.590%	41,164.34	19,513.22	0.00	N/A	06/06/25	--	10,414,761.16	10,395,247.94	06/06/22
33	30309772	RT	Augusta	GA	Actual/360	4.950%	44,455.88	18,262.09	0.00	N/A	07/06/25	--	10,429,531.55	10,411,269.46	06/06/22
34	30309773	OF	Vicksburg	MS	Actual/360	4.710%	43,728.44	15,984.05	0.00	N/A	06/06/25	--	10,781,617.10	10,765,633.05	06/06/22
35	30309774	RT	Delran	NJ	Actual/360	4.780%	42,870.83	15,232.91	0.00	N/A	06/06/25	--	10,415,373.17	10,400,140.26	06/06/22
36	30309775	SS	Various	AL	Actual/360	4.250%	36,014.71	18,098.68	0.00	N/A	07/06/25	--	9,840,832.29	9,822,733.61	06/06/22
37	30309776	RT	Los Angeles	CA	Actual/360	4.360%	36,106.39	18,717.71	0.00	N/A	06/06/25	--	9,616,971.66	9,598,253.95	06/06/22
38	30309777	MF	Archdale	NC	Actual/360	4.440%	38,209.18	15,600.20	0.00	N/A	06/06/25	--	9,993,682.77	9,978,082.57	06/06/22
39	30295647	LO	Deerfield Beach	FL	Actual/360	3.849%	34,804.09	0.00	0.00	N/A	06/06/25	--	10,500,000.00	10,500,000.00	06/06/22
40	30309806	LO	Glen Mills	PA	Actual/360	4.510%	35,774.04	17,490.30	0.00	N/A	06/06/25	--	9,211,539.11	9,194,048.81	06/06/22
41	30309778	MF	Clute	TX	Actual/360	4.690%	37,210.88	16,975.78	0.00	N/A	06/06/25	--	9,213,781.33	9,196,805.55	06/06/22
42	30309779	RT	Pickerington	OH	Actual/360	4.170%	32,549.81	14,958.80	0.00	N/A	05/01/25	--	9,064,695.34	9,049,736.54	06/01/22
43	30295540	RT	Adrian and Madison To MI		Actual/360	4.600%	33,950.85	16,031.98	0.00	N/A	06/06/25	--	8,571,041.27	8,555,009.29	06/06/22
44	30309780	MF	San Antonio	TX	Actual/360	4.690%	34,219.70	15,511.84	0.00	N/A	07/01/25	--	8,473,136.41	8,457,624.57	06/01/22
45	30309753	RT	Powder Springs	GA	Actual/360	4.577%	35,156.85	13,413.87	0.00	N/A	08/06/25	--	8,920,103.16	8,906,689.29	06/06/22
46	30309781	MF	Various	Various	Actual/360	4.700%	32,692.40	14,762.96	0.00	N/A	07/06/25	--	8,077,738.13	8,062,975.17	06/06/22
47	30309782	RT	Daytona Beach	FL	Actual/360	4.680%	33,050.53	13,518.74	0.00	N/A	07/06/25	--	8,201,123.17	8,187,604.43	06/06/22
48	30309756	OF	Henderson	NV	Actual/360	4.745%	31,955.78	16,498.36	0.00	N/A	08/06/25	--	7,820,849.91	7,804,351.55	06/06/22
50	30309807	RT	Murrieta	CA	Actual/360	4.470%	28,002.11	13,904.95	0.00	N/A	06/05/25	--	7,274,851.09	7,260,946.14	06/05/22
51	30309783	RT	El Cajon	CA	Actual/360	4.840%	32,306.09	11,204.85	0.00	N/A	06/06/25	--	7,751,395.50	7,740,190.65	06/06/22
52	30295825	IN	Sharon Hill	PA	Actual/360	4.782%	29,553.85	12,858.40	0.00	N/A	08/06/25	--	7,176,287.41	7,163,429.01	06/06/22
53	30309784	MF	Oak Ridge	TN	Actual/360	4.320%	27,199.88	12,483.84	0.00	N/A	06/06/25	--	7,311,794.93	7,299,311.09	06/06/22
54	30309785	LO	Baltimore	MD	Actual/360	4.790%	27,713.51	18,080.13	0.00	N/A	08/06/25	--	6,718,879.01	6,700,798.88	06/06/22
55	30309808	MF	Dallas	TX	Actual/360	4.780%	31,524.08	9,698.17	0.00	N/A	07/05/25	--	7,658,705.25	7,649,007.08	06/05/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
56	30295730	RT	Monroe	NJ	Actual/360	4.726%	27,678.37	12,376.23	0.00	N/A	07/06/25	--	6,801,519.15	6,789,142.92	06/06/22
58	30309786	OF	Bloomfield Hills	MI	Actual/360	4.890%	26,174.52	10,933.81	0.00	N/A	08/06/25	--	6,215,994.49	6,205,060.68	06/06/22
59	30309809	RT	Waterford	MI	Actual/360	4.570%	24,308.83	9,407.47	0.00	N/A	06/05/25	--	6,177,158.17	6,167,750.70	06/05/22
60	30309810	IN	Bordentown	NJ	Actual/360	4.830%	24,302.65	10,445.04	0.00	N/A	07/05/25	--	5,843,154.22	5,832,709.18	06/05/22
61	30295587	RT	Raleigh	NC	Actual/360	4.312%	21,659.85	10,677.46	0.00	N/A	06/06/25	--	5,833,004.08	5,822,326.62	06/06/22
62	30295788	IN	Mentor	OH	Actual/360	4.399%	20,593.11	10,449.67	0.00	N/A	07/06/25	--	5,436,615.58	5,426,165.91	06/06/22
63	30295551	IN	West Chicago	IL	Actual/360	4.465%	21,485.75	9,295.33	0.00	N/A	06/06/25	--	5,588,173.61	5,578,878.28	06/06/22
64	30309811	MF	Riverside	CA	Actual/360	4.600%	22,288.94	8,469.72	0.00	N/A	07/05/25	--	5,626,942.19	5,618,472.47	06/05/22
65	30309812	RT	Various	PA	Actual/360	4.660%	20,333.88	9,323.90	0.00	N/A	07/05/25	--	5,067,282.03	5,057,958.13	06/05/22
66	30295758	SS	Riverside	CA	Actual/360	4.281%	21,010.12	0.00	0.00	N/A	07/06/25	--	5,700,000.00	5,700,000.00	06/06/22
67	30309787	RT	Chester Springs	PA	Actual/360	4.840%	21,542.33	7,974.48	0.00	N/A	07/01/25	--	5,168,781.64	5,160,807.16	06/01/22
68	30309813	MF	Dallas	TX	Actual/360	4.850%	20,380.10	8,642.95	0.00	N/A	08/06/25	--	4,879,838.13	4,871,195.18	06/06/22
69	30309788	LO	Poughkeepsie	NY	Actual/360	4.760%	16,296.78	10,811.12	0.00	N/A	07/06/25	--	3,975,900.70	3,965,089.58	08/06/20
70	30295667	RT	Richmond	TX	Actual/360	4.747%	16,529.59	6,348.96	0.00	N/A	07/06/25	--	4,043,998.94	4,037,649.98	06/06/22
71	30309789	MH	Glendale	AZ	Actual/360	4.795%	15,710.15	5,919.83	0.00	N/A	07/06/25	--	3,804,806.54	3,798,886.71	06/06/22
72	30295389	SS	Riverside	CA	Actual/360	4.000%	13,777.78	0.00	0.00	N/A	05/06/25	--	4,000,000.00	4,000,000.00	06/06/22
73	30309790	MH	Oklahoma City	OK	Actual/360	4.580%	13,861.73	6,596.26	0.00	N/A	06/06/25	--	3,514,737.06	3,508,140.80	06/06/22
74	30309791	SS	Santa Paula	CA	Actual/360	4.260%	12,478.63	6,729.86	0.00	N/A	06/06/25	--	3,401,716.55	3,394,986.69	06/06/22
76	30309792	MH	Chattanooga	TN	Actual/360	4.920%	14,250.83	5,111.90	0.00	N/A	07/06/25	--	3,363,689.23	3,358,577.33	06/06/22
77	30309814	OF	Orange	CA	Actual/360	4.860%	13,995.45	4,759.13	0.00	N/A	08/05/25	--	3,344,193.57	3,339,434.44	06/05/22
78	30309815	MF	Columbus	OH	Actual/360	4.850%	12,530.36	5,411.16	0.00	N/A	05/05/25	--	3,000,285.76	2,994,874.60	06/05/22
79	30309793	98	Harwood Heights	IL	Actual/360	4.500%	11,216.07	4,491.17	0.00	N/A	05/06/25	--	2,894,468.61	2,889,977.44	06/06/22
80	30309816	SS	Hemet	CA	Actual/360	4.950%	11,800.00	4,159.72	0.00	N/A	08/05/25	--	2,768,328.37	2,764,168.65	06/05/22
81	30309817	RT	Petersburg	VA	Actual/360	4.750%	10,933.68	4,194.09	0.00	N/A	07/06/25	--	2,673,089.42	2,668,895.33	06/06/22
82	30309818	MF	Chapel Hill	NC	Actual/360	4.720%	10,688.11	3,867.43	0.00	N/A	07/05/25	--	2,629,660.67	2,625,793.24	06/05/22
83	30309754	98	Pontiac	MI	Actual/360	4.760%	10,125.27	4,497.74	0.00	N/A	06/06/25	--	2,470,246.45	2,465,748.71	06/06/22
84	30295759	SS	Redlands	CA	Actual/360	4.119%	8,157.91	0.00	0.00	N/A	07/06/25	--	2,300,000.00	2,300,000.00	06/06/22
85	30295429	RT	Irmo	SC	Actual/360	4.683%	8,186.14	0.00	0.00	05/06/25	04/30/40	--	2,030,000.00	2,030,000.00	06/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
86	30309794	MH	Baytown	TX	Actual/360	4.770%	7,574.49	2,882.58	0.00	N/A	07/06/25	--	1,844,063.90	1,841,181.32	06/06/22
87	30309795	RT	Hiram	GA	Actual/360	4.810%	5,864.61	2,539.71	0.00	N/A	07/06/25	--	1,415,906.57	1,413,366.86	06/06/22
88	30309796	RT	Phoenix	AZ	Actual/360	4.610%	5,094.77	2,090.62	0.00	N/A	05/01/25	--	1,283,407.14	1,281,316.52	06/01/22
89	30309797	RT	Westminster	CO	Actual/360	5.030%	5,391.66	2,149.53	0.00	N/A	07/06/25	--	1,244,788.25	1,242,638.72	06/06/22
Totals							4,399,620.41	1,485,590.18	0.00				1,166,520,109.77	1,165,034,519.59
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
01A1	25,051,707.07	6,459,660.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
01A2	25,051,707.07	6,459,660.17	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
03A1	12,257,402.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A1-2	17,800,598.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04A2	17,800,598.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04B1-2	17,800,598.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
04B2	17,800,598.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
05A1	13,638,709.83	0.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
06A3	17,506,363.00	24,664,989.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07A2	8,635,332.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
07B2	8,635,332.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,188,190.88	871,626.99	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,290,450.16	623,309.89	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	956,902.09	255,467.61	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	(895,087.89)	1,006,719.52	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	--	--	11/12/21	5,665,682.03	0.00	0.00	0.00	0.00	0.00
14	2,401,083.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	3,037,691.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,229,565.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,471,110.67	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,194,605.00	1,255,178.00	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,892,526.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	2,057,074.46	543,207.21	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22A3	(381,256.00)	0.00	--	--	04/11/22	16,762,187.53	1,328,359.43	22,740.48	972,254.92	0.00	0.00
23	1,380,872.45	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24A2	4,413,356.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26A1	5,694,509.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
29	1,498,744.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	2,022,474.26	0.00	--	--	05/11/22	5,125,321.77	974,200.26	49,750.21	1,944,530.77	0.00	0.00
31	1,359,289.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,058,438.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,596,139.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	856,408.08	125,976.73	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	2,034,220.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	752,562.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	3,031,875.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	1,510,775.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	679,575.22	294,950.29	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	782,492.63	270,027.76	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,230,013.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	937,488.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	956,223.64	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	925,022.88	295,259.36	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	765,843.56	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	824,629.86	0.00	--	--	01/11/22	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	793,077.67	227,894.78	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
55	998,923.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
56	822,656.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
58	530,097.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	530,095.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
61	727,022.46	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	630,035.79	234,826.68	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
63	980,196.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	759,387.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
65	453,810.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
66	1,288,716.47	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
67	494,515.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
68	1,014,156.06	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	10/12/21	594,507.52	35,030.70	24,638.38	560,963.12	183,502.20	0.00
70	313,559.62	9,095.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
71	448,022.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
72	988,138.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
73	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	950,532.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
77	429,408.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
78	683,209.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
79	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
80	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
81	233,283.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
82	258,187.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
83	267,149.30	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	678,426.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	145,196.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
86	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
87	250,693.31	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
88	104,182.22	103,419.34	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
89	153,999.13	35,204.48	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	251,659,446.02	43,736,473.83				28,147,698.85	2,337,590.39	97,129.07	3,477,748.81	183,502.20	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 21 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/22	0	0.00	0	0.00	3	32,541,808.42	2	26,087,296.23	3	35,740,147.85	1	24,432,053.95	0	0.00	0	0.00	4.379735%	4.366634%	36
05/17/22	0	0.00	0	0.00	3	32,596,736.05	2	26,140,290.52	3	35,797,122.76	0	0.00	0	0.00	0	0.00	4.380070%	4.366967%	37
04/18/22	0	0.00	0	0.00	3	32,655,612.10	2	26,196,385.62	3	35,858,463.70	0	0.00	0	0.00	0	0.00	4.380403%	4.367299%	38
03/17/22	0	0.00	0	0.00	3	32,710,086.15	2	26,248,951.69	3	35,914,966.10	0	0.00	0	0.00	0	0.00	4.380757%	4.367652%	39
02/17/22	0	0.00	0	0.00	3	32,776,891.95	2	26,311,281.56	3	35,985,072.53	0	0.00	0	0.00	0	0.00	4.381111%	4.368005%	40
01/18/22	0	0.00	0	0.00	3	32,830,882.78	2	26,363,396.66	3	36,041,069.41	0	0.00	0	0.00	0	0.00	4.381425%	4.368317%	41
12/17/21	0	0.00	0	0.00	3	32,884,658.38	1	22,383,921.41	3	36,096,842.63	0	0.00	0	0.00	0	0.00	4.381748%	4.368639%	42
11/18/21	0	0.00	0	0.00	3	32,942,423.85	1	22,427,898.85	3	36,157,025.13	0	0.00	0	0.00	0	0.00	4.382071%	4.368960%	43
10/18/21	0	0.00	0	0.00	3	32,995,754.89	1	22,468,894.20	3	36,212,335.27	1	22,468,894.20	0	0.00	0	0.00	4.382390%	4.369278%	44
09/17/21	0	0.00	0	0.00	3	33,053,091.81	1	22,512,552.08	3	36,272,071.37	0	0.00	0	0.00	0	0.00	4.382708%	4.369595%	45
08/17/21	0	0.00	0	0.00	4	55,659,200.27	1	22,553,218.49	3	36,326,922.06	0	0.00	0	0.00	0	0.00	4.383011%	4.369897%	46
07/16/21	0	0.00	0	0.00	4	55,752,387.79	1	22,593,726.89	3	36,381,553.67	0	0.00	0	0.00	0	0.00	4.383324%	4.370209%	47
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22A3	30295893	02/06/20	27	6	22,740.48	972,254.92	0.00	17,170,000.00	08/23/18	7			10/25/19
30	30295789	01/06/19	40	6	49,750.21	1,944,530.77	1,902,938.66	12,777,095.28	11/03/17	7			04/02/19
69	30309788	08/06/20	21	6	24,638.38	560,963.12	658,060.89	4,199,704.91	06/23/20	2		12/31/21
Totals					97,129.07	3,477,748.81	2,560,999.55	34,146,800.19
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		452,720,050	430,597,844	0		22,122,207
37 - 48 Months		601,593,341	561,888,104	0		39,705,237
49 - 60 Months		0	0	0		0
> 60 Months		110,721,128	110,721,128	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-22	1,165,034,520	1,125,329,282	0	0	0	39,705,237
May-22	1,166,520,110	1,126,747,086	0	0	0	39,773,023
Apr-22	1,168,114,567	1,128,268,910	0	0	0	39,845,656
Mar-22	1,169,587,761	1,129,674,881	0	0	0	39,912,880
Feb-22	1,171,400,840	1,131,405,593	0	0	0	39,995,248
Jan-22	1,172,860,801	1,132,798,930	0	0	0	40,061,871
Dec-21	1,174,314,888	1,134,186,660	0	0	4,031,386	36,096,843
Nov-21	1,175,878,978	1,135,679,494	0	0	4,042,459	36,157,025
Oct-21	1,177,320,919	1,137,055,629	0	0	4,052,954	36,212,335
Sep-21	1,178,873,300	1,138,537,287	0	0	4,063,941	36,272,071
Aug-21	1,180,303,191	1,117,348,701	0	0	26,627,568	36,326,922
Jul-21	1,181,727,330	1,118,667,335	0	0	26,678,441	36,381,554
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
12	30309800	22,122,206.65	22,122,206.65	17,500,000.00	10/03/21	(248,732.00)	(0.16000)	12/31/20	05/05/25	274
22A3	30295893	16,640,851.45	17,170,000.00		--		1.75607	--	07/06/25	I/O
30	30295789	11,935,867.39	12,777,095.28	13,000,000.00	04/01/22	1,943,544.56	2.27000	06/30/21	07/06/25	276
52	30295825	7,163,429.01	7,163,429.01	9,000,000.00	11/05/21	811,756.86	1.59000	06/30/21	08/06/25	277
69	30309788	3,965,089.58	4,199,704.91	4,600,000.00	08/20/21	811,099.92	1.77198	04/30/15	07/06/25	216
Totals		61,827,444.08	63,432,435.85	44,100,000.00		3,317,669.34

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
12	30309800	LO	CA	05/27/20	98

6/13/2022 - Loan transferred for Imminent Monetary Default at Borrower''s request as a result of the Covid-19 pandemic. The Special Servicer has entered into a forbearance agreement with the Borrower. The Borrower has failed to perform

	under the Agreement . The Borrower has refused to implement cash management and has modified the franchise agreement without Lender''s consent. The Special Servicer is dual-tracking discussions.

22A3	30295893	RT	Various	08/23/18	7

6/10/2022 - There are 6 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Mayfair. REO Title Date: 10/25/19. Description of Collateral: The collateral consists of a 206,681 SF three--story, retail anchor box buil ding formerly occupied by Boston Store. The property was originally built in 1957, last renovated in 2011 on a 14.97-acre site adjacent to the Mayfair Mall (1.36MM SF; non-collateral owned by Brookfield) The Mayfair Mall is located in

Wauwatosa, WI, app rox 10 miles NW of the Milwaukee CBD. Crossed with or is a Companion Loan to: Yes - Two companion Loans: A1 note securitized in MSC 2015-UBS8 & A3 note securitized in CSAIL 2015-C3 . Deferred

	Maintenance/Repair Issues: N/A. Leasing Summary: Propertyis n ow 100% vacant. Marketing Summary: The property failed to trade at the 2021 Nov. Auction.

30	30295789	LO	TX	11/03/17	7

6/13/2022 - Receiver was appointed in September 2018. Foreclosure sale was conducted on 04/2/19. Asset Management working with property manager to stabilize ADR, occupancy and RevPAR. Mexican border reopened November 2021.

	Property is listed for sale.

52	30295825	IN	PA	05/10/17	7

6/13/2022 - Subject is a one-story flex building totaling 85,514 SF in Sharon Hills, PA. The Lender was the winning bidder at a foreclosure auction which occurred September 21, 2018. The Property was 92% occupied at foreclosure and is now

96% occupied b y 5 tenants. Several lease renewals have been completed and the Property''s largest tenant, Merakey, has recently signed a lease renewal. The Property is currently listed for sale by Avison & Young and is being marketed on

	the Ten-X platform with a goal of closing by the end of July.

69	30309788	LO	NY	06/23/20	2
	6/13/2022 - CUSA, LLC was appointed as receiver in July 2021. Lender continues to proceed with the foreclosure of the collateral.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
02A1	30309763	99,838,474.22	4.01625%	99,838,474.22	4.01625%	9	08/27/20	07/06/20	09/11/20
03A1	30295712	100,000,000.00	4.10800%	100,000,000.00	4.10800%	10	12/31/20	05/01/20	01/17/21
11	30309752	0.00	4.89000%	0.00	4.89000%	8	05/03/22	05/03/22	06/03/22
12	30309800	0.00	4.53000%	0.00	4.53000%	10	07/27/21	07/31/21	09/28/21
13	30309801	22,111,030.42	4.56000%	22,111,030.42	4.56000%	10	08/04/20	08/04/20	08/18/20
Totals		221,949,504.64		221,949,504.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
02A1	30309763	11/18/20	99,523,698.08	301,800,000.00	100,537,998.05	649,017.55	100,148,007.50	99,498,989.95	24,708.09	0.00	274.53	24,433.56	0.02%
13	30309801	05/17/21	22,145,005.19	42,500,000.00	25,717,477.19	611,878.55	22,756,883.74	22,145,005.19	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			121,668,703.27	344,300,000.00	126,255,475.24	1,260,896.10	122,904,891.24	121,643,995.14	24,708.09	0.00	274.53	24,433.56

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	10/18/21	0.00	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
02A1	30309763	10/18/21	0.00	0.00	24,433.56	0.00	0.00	(274.53)	0.00	0.00	24,433.56
		11/18/20	0.00	0.00	24,708.09	0.00	0.00	24,708.09	0.00	0.00
13	30309801	05/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.01	24,433.56	0.00	0.00	24,433.56	0.00	0.00	24,433.56

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
03A1	0.00	0.00	0.00	0.00	3,537.44	0.00	0.00	0.00	0.00	0.00	0.00	0.00
12	0.00	0.00	(37,581.67)	0.00	0.00	0.00	0.00	0.00	(11.45)	0.00	0.00	0.00
22A3	0.00	0.00	3,587.32	0.00	0.00	63,158.31	0.00	0.00	0.00	0.00	0.00	0.00
26A1	0.00	0.00	0.00	0.00	842.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	3,500.00	0.00	0.00	21,384.59	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	0.00	0.00	532.64	0.00	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	155.94	0.00	0.00	0.00
52	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	0.00	0.00	(3,500.00)	0.00	323.37	0.00	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	3,500.00	0.00	0.00	2,434.26	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(26,994.35)	0.00	5,236.12	86,977.16	0.00	0.00	144.49	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		65,363.42

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31